Post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Information About Post Employment Benefits [Abstract]
Summary of Additional Details on Defined Benefit Plans Funded Status
The following table provides additional details on the defined benefit plans’ funded status (in USD thousands):

	December 31,
	2025	2024
Present value of defined benefit obligation	$(28,429)	$(23,199)
Fair value of plan assets	24,267	19,360
Net pension liability	$(4,162)	$(3,839)

Summary of Movement in Defined Benefit Obligation Explanatory
The following table presents the movement in the defined benefit obligation (in USD thousands):

	2025			2024
	Funded	Unfunded	Total	Funded	Unfunded	Total
January 1	$(23,147)	$(52)	$(23,199)	$(22,972)	$(41)	$(23,013)
Service Cost	(1,827)	(14)	(1,841)	(2,625)	(12)	(2,637)
of which current service cost	(1,827)	(14)	(1,841)	(1,683)	(12)	(1,695)
of which past service cost including effects from curtailment	—	—	—	(942)	—	(942)
Interest expense	(227)	(2)	(229)	(293)	(1)	(294)
Actuarial gains (losses)	185	(5)	180	(1,342)	—	(1,342)
Actual plan participants’ contributions	(1,461)	—	(1,461)	(1,295)	—	(1,295)
Transfers (in) out due to (joiners) leavers	1,587	—	1,587	3,644	—	3,644
Currency translation differences	(3,455)	(11)	(3,466)	1,736	2	1,738
December 31	$(28,345)	$(84)	$(28,429)	$(23,147)	$(52)	$(23,199)
The table below presents the sensitivity analysis for the unfunded plans (in USD thousands):

	December 31,
	2025	2024
Discount rates
Increase of 50 basis points	(5)	(4)
Decrease of 50 basis points	6	4
Expected rates of salary increases
Increase of 50 basis points	6	4
Decrease of 50 basis points	(5)	(4)

Summary of Movement in Defined Benefit Plans Assets
The following table presents the movement in the defined benefit plans’ assets (in USD thousands):

	December 31,
	2025	2024
As of January 1	$19,360	$19,927
Interest income	203	270
Return on plan assets, excl. interest income	524	1,668
Administrative expenses	(65)	(61)
Employer contributions	1,562	1,390
Employee contributions	1,461	1,295
Transfers in (out) due to joiners (leavers)	(1,587)	(3,644)
Currency translation differences	2,809	(1,485)
As of December 31	$24,267	$19,360

Summary of Defined Benefit Plans Assets
The following table presents the defined benefit plan assets, which include the following (in USD thousands):

	December 31,
	2025	2024
Cash	$—	$465
Insurance policies	24,267	18,895
Total	$24,267	$19,360

French plan	—	—
Swiss plan	24,267	19,360
Total	$24,267	$19,360

Summary of Pension Costs Recognized in Statement of Loss
The following table presents the pension costs recognized in statement of loss (in USD thousands):

	December 31,
	2025			2024			2023
	Funded	Unfunded	Total	Funded	Unfunded	Total	Funded	Unfunded	Total
Service cost	$(1,827)	$(14)	$(1,841)	$(2,625)	$(12)	$(2,637)	$(1,311)	$(10)	$(1,321)
Interest cost	(24)	(2)	(26)	(23)	(1)	(24)	(413)	(1)	(414)
Total recognized	$(1,851)	$(16)	$(1,867)	$(2,648)	$(13)	$(2,661)	$(1,724)	$(11)	$(1,735)

Summary of Pension Remeasurement Recognized in Statement Other Comprehensive Loss
The following table presents the pension remeasurement recognized in statement of other comprehensive loss (in USD thousands):

	December 31,
	2025			2024			2023
	Funded	Unfunded	Total	Funded	Unfunded	Total	Funded	Unfunded	Total
Changes in demographic assumptions	$—	$—	$—	$—	$—	$—	$700	$—	$700
Changes in financial assumptions	439	(5)	434	(1,908)	—	(1,908)	(901)	(2)	(903)
Experience adjustments	(254)	—	(254)	566	—	566	602	4	606
Total actuarial gains (losses)	185	(5)	180	(1,342)	—	(1,342)	401	2	403
Return on plan assets	524	—	524	1,668	—	1,668	(654)	—	(654)
Currency translation differences	—	—	—	—	1	1	37	2	39
Total recognized	$709	$(5)	$704	$326	$1	$327	$(216)	$4	$(212)

Summary of Sensitivity Analysis for Funded and Unfunded Plans
The table below presents the sensitivity analysis for the funded plans (in USD thousands):

	December 31,
	2025	2024
Discount rates
Increase of 25 basis points	(763)	(682)
Decrease of 25 basis points	826	738
Expected rates of salary increases
Increase of 25 basis points	262	140
Decrease of 25 basis points	(261)	(137)
Interest rate
Increase of 25 basis points	265	231
Decrease of 25 basis points	(258)	(226)
Inflation
Increase of 25 basis points	(46)	(19)
Decrease of 25 basis points	48	18
Life expectancy
Increase of 1 year	182	170
Decrease of 1 year	(182)	(171)